28. Capital Management (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital Management Details
Carrying amount of loans and borrowings	$ 22,584,601	$ 25,317,163	$ 26,807,987
External valuation of completed investment property	$ 33,829,902	$ 35,786,053	$ 37,407,083
Loan to value ratio	67.00%	71.00%	72.00%